CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues	$ 51,134	$ 56,889
Operating expenses
Cost of revenues	25,363	35,553
Advertising and marketing	14,434	17,390
General and administrative	24,670	29,447
Impairment of content assets	0	18,970
Total operating expenses	64,467	101,360
Operating loss	(13,333)	(44,471)
Change in fair value of warrant liability	(44)	213
Interest and other income	3,074	1,272
Equity method investment loss	(2,506)	(5,404)
Loss before income taxes	(12,809)	(48,390)
Provision for income taxes	132	506
Net loss	$ (12,941)	$ (48,896)
Net loss per share
Basic (in dollars per share)	$ (0.24)	$ (0.92)
Diluted (in dollars per share)	$ (0.24)	$ (0.92)
Weighted average number of common shares outstanding
Basic (in shares)	54,480	53,044
Diluted (in shares)	54,480	53,044